ACCOUNTING POLICIES Trade Accounts Receivable (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Allowance for Doubtful Accounts Receivable	$ 0	$ 0